Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period	[1]	€ 110,634
Depreciation charge		(17,247)	€ (18,428)		€ (17,514)
Property, plant and equipment at ending period		98,714	110,634	[1]
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		182,151	175,743
Additions		2,187	10,858
Disposals		(7,719)	(440)
Transferred		0	(21)
Foreign exchange translation		6,742	(3,989)
Property, plant and equipment at ending period		183,361	182,151		175,743
Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		(71,517)	(46,648)
Depreciation charge		(17,247)	(18,428)
Impairment charge			(7,834)
Disposals		6,885	200
Foreign exchange translation		(2,768)	1,193
Property, plant and equipment at ending period		(84,647)	(71,517)		(46,648)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		14,652
Property, plant and equipment at ending period		12,003	14,652
Plant and machinery [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		27,436	24,944
Additions		299	2,580
Disposals		(5,995)	(383)
Transferred		66	504
Foreign exchange translation		127	(209)
Property, plant and equipment at ending period		21,933	27,436		24,944
Plant and machinery [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		(12,784)	(7,584)
Depreciation charge		(2,330)	(2,569)
Impairment charge			(2,869)
Disposals		5,296	146
Foreign exchange translation		(112)	92
Property, plant and equipment at ending period		(9,930)	(12,784)		(7,584)
Other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		4,245
Property, plant and equipment at ending period		3,786	4,245
Other equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		11,420	11,203
Additions		951	503
Disposals		(1,635)	(57)
Transferred		(66)	(21)
Foreign exchange translation		306	(208)
Property, plant and equipment at ending period		10,976	11,420		11,203
Other equipment [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		(7,175)	(5,023)
Depreciation charge		(1,322)	(1,899)
Impairment charge			(405)
Disposals		1,501	54
Foreign exchange translation		(194)	98
Property, plant and equipment at ending period		(7,190)	(7,175)		(5,023)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		8,429
Property, plant and equipment at ending period		7,513	8,429
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		19,375	20,130
Additions		76	228
Transferred		0	(504)
Foreign exchange translation		847	(479)
Property, plant and equipment at ending period		20,298	19,375		20,130
Leasehold improvements [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		(10,946)	(4,497)
Depreciation charge		(1,283)	(2,085)
Impairment charge			(4,560)
Foreign exchange translation		(556)	196
Property, plant and equipment at ending period		(12,785)	(10,946)		(4,497)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		83,308
Property, plant and equipment at ending period		75,412	83,308
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		123,920	119,466
Additions		861	7,547
Disposals		(89)
Foreign exchange translation		5,462	(3,093)
Property, plant and equipment at ending period		130,154	123,920		119,466
Right-of-use assets [member] | Depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning period		(40,612)	(29,544)
Depreciation charge		(12,312)	(11,875)
Disposals		88
Foreign exchange translation		(1,906)	807
Property, plant and equipment at ending period		€ (54,742)	€ (40,612)		€ (29,544)

[1]	Restatement relates to adoption of amendments to IAS 1, “Presentation of Financial Statements.” Refer to Note 2 for further details.